Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	€ 208,353	€ 218,106
Restricted cash	103	122
Accounts receivable, net of allowance for credit losses of €74 and €348 at December 31, 2019 and December 31, 2020, respectively	11,642	37,747
Accounts receivable, related party	2,969	31,139
Short-term investments	19,448	10,000
Tax receivable	7,839	8,565
Prepaid expenses and other current assets	10,438	4,607
Total Current Assets	260,792	310,286
Property and equipment, net	26,682	33,172
Operating lease right-of-use assets	86,810	96,030
Deferred income taxes	1	735
Other long-term assets	4,399	7,274
Intangible assets, net	169,550	169,924
Goodwill	282,664	490,590
TOTAL ASSETS	830,898	1,108,011
Current liabilities:
Accounts payable	6,755	33,391
Income taxes payable	102	549
Deferred revenue	2,750	5,553
Payroll liabilities	2,983	4,055
Accrued expenses and other current liabilities	14,934	14,763
Operating lease liability	7,188	5,037
Total Current Liabilities	34,712	63,348
Operating lease liability	85,979	94,660
Deferred income taxes	42,176	50,927
Other long-term liabilities	3,514	4,289
Commitments and contingencies (Note 15)
Stockholders' equity:
Reserves	798,017	781,060
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income	4	62
Accumulated deficit	(438,082)	(192,704)
Total stockholders' equity	664,517	894,787
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	830,898	1,108,011
Common Class A
Stockholders' equity:
Common stock	3,358	3,049
Common Class B
Stockholders' equity:
Common stock	€ 178,913	€ 181,013